Sales - Revenues (Details)	12 Months Ended
Dec. 31, 2017 item
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of components of bundled offers	2
Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Terms of payment of discounted amount	12 months
Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Terms of payment of discounted amount	24 months